SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENTED INFORMATION
SEGMENTED INFORMATION

4.   SEGMENTED INFORMATION

Effective January 1, 2016, the Company revised its reportable segments.  Revisions to the segmented information presentation on a retrospective basis include:

•

The replacement of the previous segments: Liquids Pipelines; Gas Distribution; Gas Pipelines, Processing and Energy Services; Sponsored Investments; and Corporate with new segments: Liquids Pipelines; Gas Distribution; Gas Pipelines and Processing; Green Power and Transmission; and Energy Services; and

•

Presenting the Earnings before interest and income taxes of each segment as opposed to Earnings attributable to Enbridge Inc. common shareholders. Amounts related to Interest expense, Income taxes, Earnings attributable to noncontrolling interests and redeemable noncontrolling interests and Preference share dividends are now reported on a consolidated basis.

On May 12, 2016, the Company filed amended financial statements for the year ended December 31, 2015 to retrospectively apply the revisions of its reportable segments to the 2015 financial statements of the Company that were previously filed on February 19, 2016.

Segmented information for the years ended December 31, 2016, 2015 and 2014 are as follows:

			Gas
			Pipelines	Green Power
	Liquids	Gas	and	and	Energy	Eliminations
Year ended December 31, 2016	Pipelines	Distribution	Processing	Transmission	Services	and Other	Consolidated
(millions of Canadian dollars)
Revenues	8,176	2,976	2,877	502	20,364	(335)	34,560
Commodity and gas distribution costs	(12)	(1,653)	(2,206)	5	(20,473)	334	(24,005)
Operating and administrative	(2,910)	(553)	(447)	(173)	(63)	(214)	(4,360)
Depreciation and amortization	(1,369)	(339)	(292)	(190)	(2)	(48)	(2,240)
Environmental costs, net of recoveries	2	-	-	-	-	-	2
Impairment of property, plant and equipment	(1,365)	-	(11)	-	-	-	(1,376)

	2,522	431	(79)	144	(174)	(263)	2,581
Income/(loss) from equity investments	194	12	223	2	(3)	-	428
Other income/(expense)	841	49	27	8	(8)	115	1,032

Earnings/(loss) before interest and income taxes	3,557	492	171	154	(185)	(148)	4,041
Interest expense							(1,590)
Income taxes							(142)

Earnings							2,309
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests							(240)
Preference share dividends							(293)

Earnings attributable to Enbridge Inc. common shareholders							1,776

Additions to property, plant and equipment1	3,957	713	176	251	-	32	5,129

Total assets	52,043	10,204	11,182	5,571	1,951	4,881	85,832

			Gas
			Pipelines	Green Power
	Liquids	Gas	and	and	Energy	Eliminations
Year ended December 31, 2015	Pipelines	Distribution	Processing	Transmission	Services	and Other	Consolidated
(millions of Canadian dollars)
Revenues	5,589	3,609	3,803	498	20,842	(547)	33,794
Commodity and gas distribution costs	(9)	(2,349)	(3,002)	4	(20,443)	558	(25,241)
Operating and administrative	(2,769)	(536)	(506)	(143)	(66)	(132)	(4,152)
Depreciation and amortization	(1,227)	(308)	(272)	(186)	1	(32)	(2,024)
Environmental costs, net of recoveries	21	-	-	-	-	-	21
Impairment of property, plant and equipment	(80)	-	(16)	-	-	-	(96)
Goodwill impairment	-	-	(440)	-	-	-	(440)

	1,525	416	(433)	173	334	(153)	1,862
Income/(loss) from equity investments	296	(10)	200	2	(9)	(4)	475
Other income/(expense)	(15)	49	4	2	-	(742)	(702)

Earnings/(loss) before interest and income taxes	1,806	455	(229)	177	325	(899)	1,635
Interest expense							(1,624)
Income taxes							(170)

Loss							(159)
Loss attributable to noncontrolling interests and redeemable noncontrolling interests							410
Preference share dividends							(288)

Loss attributable to Enbridge Inc. common shareholders							(37)

Additions to property, plant and equipment1	5,884	858	385	68	-	80	7,275

Total assets	52,015	9,901	11,559	4,977	1,889	4,174	84,515

			Gas
			Pipelines	Green Power
	Liquids	Gas	and	and	Energy	Eliminations
Year ended December 31, 2014	Pipelines	Distribution	Processing	Transmission	Services	and Other	Consolidated

(millions of Canadian dollars)
Revenues	4,805	3,319	6,650	360	23,099	(592)	37,641
Commodity and gas distribution costs	(1)	(2,082)	(5,686)	3	(22,314)	597	(29,483)
Operating and administrative	(1,985)	(531)	(533)	(94)	(58)	(80)	(3,281)
Depreciation and amortization	(911)	(304)	(221)	(124)	2	(19)	(1,577)
Environmental costs, net of recoveries	(100)	-	-	-	-	-	(100)

	1,808	402	210	145	729	(94)	3,200
Income/(loss) from equity investments	161	(14)	224	3	-	(6)	368
Other income/(expense)	11	44	33	1	1	(356)	(266)

Earnings/(loss) before interest and income taxes	1,980	432	467	149	730	(456)	3,302
Interest expense							(1,129)
Income taxes							(611)

Earnings from continuing operations							1,562
Discontinuing operations
Earnings from discontinued operations before income taxes							73
Income taxes from discontinued operations							(27)

Earnings from discontinued operations							46

Earnings							1,608
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests							(203)
Preference share dividends							(251)

Earnings attributable to Enbridge Inc. common shareholders							1,154

Additions to property, plant and equipment1	8,914	610	593	333	3	74	10,527

1	Includes allowance for equity funds used during construction.

The measurement basis for preparation of segmented information is consistent with the significant accounting policies (Note 2).

OUT-OF-PERIOD ADJUSTMENT

Earnings attributable to Enbridge Inc. common shareholders for the year ended December 31, 2015 were increased by an out-of-period adjustment of $71 million in respect of an overstatement of deferred income tax expense in 2013 and 2014.

GEOGRAPHIC INFORMATION

Revenues1

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Canada	12,470	11,087	14,963
United States	22,090	22,707	22,678

	34,560	33,794	37,641

1	Revenues are based on the country of origin of the product or service sold.

Property, Plant and Equipment

December 31,	2016	2015
(millions of Canadian dollars)
Canada	32,008	30,656
United States	32,276	33,778

	64,284	64,434